UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7686

Western Asset Emerging Markets Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

EMERGING MARKETS INCOME FUND II INC.

FORM N-Q

FEBRUARY 29, 2008

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)	February 29, 2008

Face Amount†		Security	Value
SOVEREIGN BONDS — 50.4%
Argentina — 4.2%
		Republic of Argentina:
2,000,000	DEM	10.250% due 2/6/03 (a)	$512,472
1,000,000	DEM	9.000% due 9/19/03 (a)	240,707
3,000,000	DEM	7.000% due 3/18/04 (a)(b)	738,659
3,875,000	DEM	8.500% due 2/23/05 (a)	973,357
5,400,000	DEM	11.250% due 4/10/06 (a)	1,362,710
1,000,000	DEM	11.750% due 5/20/11 (a)	252,354
8,800,000	DEM	12.000% due 9/19/16 (a)	2,121,634
3,501,022	ARS	5.830% due 12/31/33 (c)	1,118,333
2,710,079	ARS	Bonds, 2.000% due 1/3/10 (c)	1,893,207
591,000		Bonds, Series VII, 7.000% due 9/12/13	510,542
		GDP Linked Securities:
3,200,000	EUR	1.262% due 12/15/35 (c)	554,003
2,705,000		1.318% due 12/15/35 (c)	361,117
57,059,503	ARS	1.383% due 12/15/35 (c)	1,813,081
		Medium-Term Notes:
6,000,000,000	ITL	7.000% due 3/18/04 (a)(b)	1,493,166
3,000,000,000	ITL	5.002% due 7/13/05 (a)(b)	718,837
1,000,000,000	ITL	7.625% due 8/11/07 (a)(b)	243,136
625,000	DEM	8.000% due 10/30/09 (a)	147,530
		Total Argentina	15,054,845

Brazil — 11.1%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	571
47,854,000	BRL	10.000% due 7/1/10	27,049,186
5,770,000	BRL	Series B, 6.000% due 5/15/17	5,434,905
7,616,000	BRL	Series F, 10.000% due 1/1/12	4,198,295
		Federative Republic of Brazil:
2,718,000		7.125% due 1/20/37	2,939,517
1,000		Collective Action Securities, Notes, 8.000% due 1/15/18	1,133
		Total Brazil	39,623,607

Colombia — 2.8%
		Republic of Colombia:
1,632,000		7.375% due 1/27/17	1,797,648
7,711,000		7.375% due 9/18/37	8,231,493
		Total Colombia	10,029,141

Ecuador — 1.3%
4,840,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	4,755,300

Egypt — 0.6%
11,070,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (d)	2,093,438

Gabon — 0.5%
1,843,000		Gabonese Republic, 8.200% due 12/12/17 (d)	1,942,061

Indonesia — 2.6%
		Republic of Indonesia:
21,153,000,000	IDR	Series FR40, 11.000% due 9/15/25	2,349,964
17,914,000,000	IDR	Series FR42, 10.250% due 7/15/27	1,863,155
28,181,000,000	IDR	Series FR43, 10.250% due 7/15/22	2,973,601
21,312,000,000	IDR	Series FR45, 9.750% due 5/15/37	2,086,575
		Total Indonesia	9,273,295

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

Face Amount†		Security	Value
Mexico — 7.1%
		United Mexican States, Medium-Term Notes:
2,395,000		8.300% due 8/15/31	$3,101,525
7,940,000		6.050% due 1/11/40	7,880,450
11,490,000		Series A, 8.000% due 9/24/22	14,462,750
		Total Mexico	25,444,725

Panama — 4.2%
		Republic of Panama:
2,225,000		9.375% due 4/1/29	2,948,125
11,793,000		6.700% due 1/26/36	11,940,413
		Total Panama	14,888,538

Peru — 0.4%
		Republic of Peru:
169,000		8.750% due 11/21/33	219,700
1,073,000		Bonds, 6.550% due 3/14/37	1,107,873
		Total Peru	1,327,573

Russia — 0.7%
1,350,000		Russian Federation, 12.750% due 6/24/28 (d)	2,435,063

Turkey — 8.5%
		Republic of Turkey:
5,206,000	TRY	14.000% due 1/19/11	4,061,320
3,519,000		11.875% due 1/15/30 (g)	5,332,099
22,449,000		Notes, 6.875% due 3/17/36 (e)	20,793,386
		Total Turkey	30,186,805

Venezuela — 6.4%
		Bolivarian Republic of Venezuela:
7,751,000		8.500% due 10/8/14	7,557,225
5,713,000		5.750% due 2/26/16	4,713,225
716,000		7.650% due 4/21/25	613,970
		Collective Action Securities:
6,395,000		9.375% due 1/13/34	6,283,087
3,500,000		Notes, 10.750% due 9/19/13	3,745,000
		Total Venezuela	22,912,507

		TOTAL SOVEREIGN BONDS (Cost — $172,186,557)	179,966,898

CORPORATE BONDS & NOTES — 39.7%
Brazil — 5.5%
2,136,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (d)	2,114,640
		GTL Trade Finance Inc.:
930,000		7.250% due 10/20/17 (d)	966,080
1,784,000		7.250% due 10/20/17 (d)	1,871,284
890,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (d)	892,225
		Vale Overseas Ltd., Notes:
2,635,000		8.250% due 1/17/34	2,907,182
11,333,000		6.875% due 11/21/36	11,008,763
		Total Brazil	19,760,174

Chile — 0.7%
2,374,000		Enersis SA, Notes, 7.375% due 1/15/14	2,587,408

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

Face Amount†		Security	Value
Colombia — 0.3%
1,010,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (d)	$1,064,338

India — 0.2%
		ICICI Bank Ltd., Subordinated Bonds:
570,000		6.375% due 4/30/22 (c)(d)	490,941
340,000		6.375% due 4/30/22 (c)(d)	292,205
		Total India	783,146

Kazakhstan — 1.5%
2,270,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (d)	2,304,050
1,720,000		HSBK Europe BV, 7.250% due 5/3/17 (d)	1,513,600
		TuranAlem Finance BV, Bonds:
1,610,000		8.250% due 1/22/37 (d)	1,348,375
383,000		8.250% due 1/22/37 (d)	324,593
		Total Kazakhstan	5,490,618

Mexico — 6.9%
680,000		America Movil SAB de CV, 5.625% due 11/15/17	677,086
		Axtel SAB de CV:
190,000		11.000% due 12/15/13	209,000
7,150,000		7.625% due 2/1/17 (d)	7,293,000
1,410,000		Senior Notes, 7.625% due 2/1/17 (d)	1,434,675
220,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	229,900
		Pemex Project Funding Master Trust:
6,720,000		6.625% due 6/15/35 (d)	7,061,705
7,233,000		Senior Bonds, 6.625% due 6/15/35	7,600,791
		Total Mexico	24,506,157

Russia — 14.4%
11,090,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)(g)	12,998,589
		Gazprom:
		Bonds:
217,870,000	RUB	6.790% due 10/29/09	8,981,784
72,620,000	RUB	7.000% due 10/27/11	2,954,479
		Loan Participation Notes:
1,140,000		6.212% due 11/22/16 (d)	1,073,082
2,861,000		Senior Notes, 6.510% due 3/7/22 (d)	2,659,543
96,030,000	RUB	Gazprom OAO, 6.950% due 8/6/09	3,985,903
		LUKOIL International Finance BV:
680,000		6.356% due 6/7/17 (d)	644,300
1,920,000		6.656% due 6/7/22 (d)	1,742,400
		Russian Agricultural Bank, Loan Participation Notes:
3,936,000		7.175% due 5/16/13 (d)	4,029,677
4,062,000		6.299% due 5/15/17 (d)	3,797,970
		TNK-BP Finance SA:
3,340,000		7.500% due 7/18/16 (d)	3,210,742
2,091,000		6.625% due 3/20/17 (d)	1,876,672
1,200,000		Senior Notes, 7.875% due 3/13/18 (d)	1,171,560
2,180,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	2,166,484
		Total Russia	51,293,185

Thailand — 1.8%
		True Move Co., Ltd.:
4,230,000		10.750% due 12/16/13 (d)	3,997,350

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

Face Amount†		Security	Value
Thailand — 1.8% (continued)
2,590,000		10.375% due 8/1/14 (d)	$2,473,450
		Total Thailand	6,470,800

United Kingdom — 3.0%
50,194,000	RUB	HSBC Bank PLC, 8.900% due 12/20/10 (c)	2,033,737
209,880,000	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11 (c)	8,766,711
		Total United Kingdom	10,800,448

United States — 2.0%
3,536,248		Credit Suisse First Boston, 8.000% due 8/7/21 (c)	3,544,558
3,330,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,538,125
		Total United States	7,082,683

Venezuela — 3.4%
		Petrozuata Finance Inc.:
11,315,000		8.220% due 4/1/17 (d)	11,682,737
271,000		8.220% due 4/1/17 (d)	272,355
		Total Venezuela	11,955,092

		TOTAL CORPORATE BONDS & NOTES (Cost — $142,105,954)	141,794,049

COLLATERALIZED SENIOR LOANS — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
		Ashmore Energy International:
107,901		Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (c)	93,873
804,507		Term Loan, 7.830% due 3/30/14 (c)	699,921

		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $910,351)	793,794

Warrants
WARRANT — 0.1%
10,000	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $310,000)	367,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $315,512,862)	322,922,241

Face Amount†
SHORT-TERM INVESTMENTS — 10.6%
Sovereign Bonds — 8.5%
		Egypt Treasury Bills:
75,200,000	EGP	Zero coupon bond to yield 7.080% due 10/28/08	13,164,198
17,050,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08	2,976,466
7,171,000	BRL	Brazil Letras Tesouro Nacional, zero coupon bond to yield 3.320% due 1/1/09	3,874,519
		Bank Negara Malaysia Monetary Notes:
2,769,000	MYR	Zero coupon bond to yield 3.310% due 5/29/08	859,783
14,123,000	MYR	Zero coupon bond to yield 3.320% due 6/17/08	4,377,754
2,610,000	MYR	Zero coupon bond to yield 3.310% due 7/17/08	806,620
10,632,000	MYR	Series 4207, zero coupon bond to yield 3.400% due 4/22/08	3,312,901
3,730,000	MYR	Bank Negara Malaysia Islamic Notes, zero coupon bond to yield 3.310% due 7/24/08	1,152,372

		Total Sovereign Bonds (Cost — $29,877,664)	30,524,613

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

Face Amount†	Security	Value
U.S. Government Agency — 0.4%
$1,250,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (f) (Cost - $1,247,565)	$1,247,565

Repurchase Agreement — 1.7%
5,915,000	Morgan Stanley tri-party repurchase agreement dated 2/29/08, 3.000% due 3/3/08; Proceeds at maturity - $5,916,479; (Fully collateralized by U.S. government agency obligation, 5.200% due 3/5/19; Market value - $6,185,358) (Cost - $5,915,000)	5,915,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $37,040,229)	37,687,178

	TOTAL INVESTMENTS — 101.0% (Cost — $352,553,091#)	360,609,419
	Liabilities in Excess of Other Assets — (1.0)%	(3,396,647)

	TOTAL NET ASSETS — 100.0%	$357,212,772

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	All or a portion of this security is segregated for extended settlements and foreign currency contracts.
(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARS	-	Argentine Peso
	BRL	-	Brazilian Dollar
	DEM	-	German Mark
	EGP	-	Egyptian Pound
	EUR	-	Euro
	GDP	-	Gross Domestic Product
	IDR	-	Indonesian Rupiah
	ITL	-	Italian Lira
	MYR	-	Malaysian Ringgit
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble
	TRY	-	Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility

Notes to Schedule of Investments (unaudited) (continued)

that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Forward Foreign Currency Contracts.  The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,862,067
Gross unrealized depreciation	(8,805,739)
Net unrealized appreciation	$8,056,328

At February 29, 2008, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$4,914,987	Reverse Repurchase Agreement with Credit Suisse First Boston,
	dated 2/19/08 bearing 3.250% to be repurchased at a date and amount to be
	determined, collateralized by: $3,519,000 Republic of Turkey 11.875% due 1/15/30;
	Market value (including accrued interest) $5,387,204	$4,914,987
11,035,560	Reverse Repurchase Agreement with JP Morgan,
	dated 1/31/08 bearing 2.750% to be repurchased at a date and amount to be
	determined, collateralized by: $9,840,000 Gaz Capital SA,
	Notes, 8.625% due 4/28/34; Market value (including accrued interest) $11,827,958	11,035,560

	Total Reverse Repurchase Agreements
	(Proceeds — $15,950,547)	$15,950,547

Notes to Schedule of Investments (unaudited) (continued)

At February 29, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Indian Rupee	79,965,150	$1,999,903	3/14/08	$(27,097)
Indian Rupee	26,702,000	667,809	3/14/08	(8,191)
Indian Rupee	26,628,750	666,085	3/17/08	(8,915)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(44,203)

At February 29, 2008, the Fund held the following credit default swap contract:

Swap Counterparty:	Morgan Stanley Co., Inc.
Effective Date:	2/20/08
Reference Entity:	ATF Bank
Notional Amount:	$8,830,000
Payments received by Fund:	4.250%
Payments made by Fund:	Payment only if credit event occurs
Termination Date:	3/24/08
Unrealized Appreciation	$1,389

3. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 24, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  April 24, 2008